SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2   -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company`s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

A.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of consolidation

The Company's consolidated financial statements include the financial statements of Check-Cap Ltd. and its wholly-owned subsidiary, Check-Cap U.S., Inc. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

C.	Financial statements in U.S dollars

The Company has not yet generated revenues and the majority of its expenses are in U.S. dollar (dollar or USD) or NIS, while none of these currencies is significantly material compared to the other.

Management judgment, in setting the dollar as the Company's functional currency, is based mainly on the following criteria: The Company's budget and other Company internal reports, including reports to the Company's Board of Directors and investors, are presented in dollars. Management uses these reports in order to make decisions for the Company. All of the Company's equity and debt financings were in dollars; and it is expected that a significant portion of the Company's future revenue will be in dollars. The financial statements are presented in dollars, which is the functional currency of the Company.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10 "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, short–term deposits in banks and short-term highly liquid investment with an original maturity of up to three months, with a high level of liquidity that may be easily converted to known amounts of cash, and that are exposed to insignificant risk of change in value.

E.	Short-term bank deposit

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, including accrued interest, which approximates fair value.

F.	Cash flow hedges

As a matter of policy, the Company uses derivatives for risk management purposes, and does not use derivatives for speculative purposes. From time to time, the Company may enter into foreign currency zero-cost collars contracts to hedge foreign currency cash flow transactions. For cash flow hedges, unrealized gain or loss is recorded in Other comprehensive income (loss) until hedged item affects earnings. All of the Company’s hedges that are designated as hedges for accounting purposes were highly effective; therefore, no notable amounts of hedge ineffectiveness were recorded in the Company’s Consolidated Statements of Operations for either the settlement of cash flow hedges or the outstanding hedged balance.

The Company uses zero-cost collars to hedge against the risk of overall changes in future cash flow from payments of payroll and rent denominated in New Israeli Shekel. As of December 31, 2018, the Company had outstanding foreign exchange collars in the notional amount of $2.1 million. These options were set for a period of up to six months. The Company measured the fair value of the options in accordance with provisions of ASC No. 820 (classified as level 2 of the fair value hierarchy). During 2018, losses in the amount of $28, were reclassified when the related expenses were incurred and recognized in operating expenses. The fair value of the Company’s outstanding collars at December 31, 2018 amounted to liability of $15 and is included in in other current liabilities on the balance sheets, with the effective portion of the change in fair value, amounted $13 classified in accumulated other comprehensive income ("AOCI").

G.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

H.	Impairment of long-lived assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10 "Accounting for the Impairment or Disposal of Long-Lived Assets" whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2018, 2017 and 2016, no impairment losses were recorded.

I.	Research and development costs

Research and development costs are expensed as incurred and consist primarily of costs for personnel, subcontractors and consultants (mainly in connection with clinical trials) and materials for research and development and clinical activities. Grants received by the Company from the IIA and from Israel-United States Binational Industrial Research and Development Foundation (the "BIRD Foundation") are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs (since at the time received the Company expects to generate sales from these projects and pay the royalties resulting from such sales).

See Note 7B(1) below regarding the offset of grants received for participation in research and development expenses.

J.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, "Contingencies". A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2018, and 2017, the Company is not a party to any ligation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows (see Note ).

K.	Share-based compensation

The Company recognizes expense for its share-based compensation based on the fair value of the awards granted. The Company’s share-based compensation plans provide for the award of stock options and restricted stock units. In accordance with ASC 718-10 "Compensation-Stock Compensation", the Company estimates the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the graded-vesting method over the requisite service period for each separately vesting portion of the award. Accounting Standards Update (“ASU”) 2016-09, Compensation-Stock Compensation (Topic 718) allows companies to account for forfeitures when they occur.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its share-based awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary shares, expected share price volatility and the expected option term. In the year ended December 31, 2018, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.

In the years ended December 31, 2017 and 2016, expected volatility was calculated based on certain peer companies that the Company considered to be comparable.

The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

L.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Accounting for Income Taxes." This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with ASC 740, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered 'more-likely-than-not' that the position taken will be sustained by a taxing authority. As of December 31, 2018, and 2017, the Company had no unrecognized income tax positions and accordingly, there is no impact on the Company's effective income tax rate associated with these items.

M.	Fair value of financial instruments

The Company measures its investments in money market funds (classified as cash equivalents) and its foreign currency net purchased options at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

● Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

● Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

● Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

N.	Comprehensive loss

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company’s comprehensive loss consists of net loss and unrealized gain or loss on the effective portion of cash flow hedges. These amounts are carried in accumulated other comprehensive loss on the consolidated statements of comprehensive income and are presented net of taxes.

O.	Restricted Cash

The Company has granted a pledge in favor of Bank Leumi Le-Israel B.M in the amount of $350 to secure certain payment obligations of the Company in connection with FOREX activities. This amount was classified as restricted cash balance on December 31, 2018.

In January 2018, the Company adopted new guidance from the Financial Accounting Standards Board or the FASB that clarified how entities should classify certain cash receipts and cash payments on the statement of cash flows. As a result, the restricted cash balance that existed in prior periods is included as a component of cash and cash equivalents and restricted cash on the statement of cash flows in the relevant periods presented.

	2 0 1 8	2 0 1 7	2 0 1 6

Cash and Cash equivalents	8,572	6,997	11,639
Restricted cash included current assets	350	-	-
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	8,922	6,997	11,639

P.	New accounting pronouncements

ASU 2016-02, “Leases (Topic 842)” was issued by the FASB in February 2016. The purpose of this amendment requires the recognition of lease assets and lease liabilities by lessees for those leases previously classified as operating leases. The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company does not believe that this guidance will have a material impact on its consolidated results of operations, financial position or disclosures.

Accounting Standards Update (ASU) 2018-07, “Compensation—Stock Compensation (Topic 718) Improvements to Nonemployee Share-Based Payment Accounting” was issued by the Financial Accounting Standards Board (FASB) in June 2018. The purpose of this amendment is to address aspects of the accounting for nonemployee share-based payment transactions. The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company does not believe that this guidance will have a material impact on its consolidated results of operations, financial position or disclosures.